Income Tax - Schedule of Income Tax Recognized through Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Recognized through Profit or Loss [Abstract]
Current year	$ 4,071	$ 12,892	$ 8,874
Current tax expense	4,071	12,892	8,874
Origination and reversal of temporary differences	(20,358)	(7,275)	2,739
Deferred tax expense (income)	(20,358)	(7,275)	2,739
Total income tax expense	$ (16,287)	$ 5,617	$ 11,613